Offerings - Offering: 1	Aug. 23, 2024
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01476%
Offering Note	(1) An indeterminate principal amount of debt securities is being registered as may from time to time be offered hereunder at indeterminate prices. (2) In reliance on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the registration fees until such fees become payable in connection with specific offerings of such debt securities.